Earnings per Share (Details 1) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Option shares
Summary of anti-dilutive shares
Anti-dilutive shares	44,458	65,270	104,400